UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                 --------------------------

Check here if Amendment [  ]; Amendment Number:    --------------
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      Causeway Capital Management LLC
          ---------------------------------------------------
Address:   11111 Santa Monica Blvd
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           15th Floor
          ---------------------------------------------------
           Los Angeles, CA 90025
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Form 13F File Number:  28- 11728
                           -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicolas Chang
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Title:    Compliance Manager
          ---------------------------------------------------
Phone:    310-231-6148
          ---------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nicolas Chang          Los Angeles, CA             May 15, 2013
------------------------   -------------------------   -------------------------
             [Signature]              [City, State]                 [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                         ---------------------------
Form 13F Information Table Entry Total:   67
                                         ---------------------------
Form 13F Information Table Value Total:   $825,111
                                         ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None



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                                                      FORM 13-F INFORMATION TABLE



        COLUMN 1             COLUMN 2        COLUMN 3 COLUMN 4    COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
        --------             --------        -------- --------    --------          --------  --------          --------
                                                                                                            VOTING AUTHORITY
                                                                                                         VOTING    VOTING    VOTING
                                                                                                         ------    ------    ------
                                                        VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
                                                        -----   -------  --- ----  ----------  -----   --------- --------- ---------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000) PRN AMT  PRN CALL  DISCRETION MANAGERS   -SOLE    -SHARED    -NONE
     --------------        --------------     -----    -------- -------  --------  ---------- --------   -----    -------    -----
AGILENT
TECHNOLOGIES INC                COM         00846U101  23,609   578,500  SH           SOLE       NO     216,535      0      361,965
AIR PRODS & CHEMS
INC                             COM         009158106  32,071   378,500  SH           SOLE       NO     145,200      0      233,300
ALTRIA GROUP INC                COM         02209S103  21,373   639,900  SH           SOLE       NO     225,500      0      414,400
ANADARKO PETE
CORP                            COM         032511107  29,530   347,200  SH           SOLE       NO     132,600      0      214,600
APOLLO GROUP INC                CL A        037604105  20,833  1,226,320 SH           SOLE       NO     575,320      0      651,000
BABCOCK & WILCOX
CO NEW                          COM         05615F102  12,754   461,759  SH           SOLE       NO     171,810      0      289,949
BARD C R INC                    COM         067383109  17,912   181,500  SH           SOLE       NO     97,000       0      84,500
BOEING CO                       COM         097023105  31,073   372,300  SH           SOLE       NO     139,600      0      232,700
CITIGROUP INC                 COM NEW       172967424  23,756   552,400  SH           SOLE       NO     203,400      0      349,000
DISNEY WALT CO               COM DISNEY     254687106  16,265   294,600  SH           SOLE       NO     107,700      0      186,900
JOHNSON &
JOHNSON                         COM         478160104  23,408   295,550  SH           SOLE       NO     104,350      0      191,200
MICROSOFT CORP                  COM         594918104  36,307  1,305,057 SH           SOLE       NO     493,357      0      811,700
MOLINA
HEALTHCARE INC                  COM         60855R100  10,504   350,100  SH           SOLE       NO     138,100      0      212,000
NASDAQ OMX GROUP
INC                             COM         631103108  17,613   560,900  SH           SOLE       NO     216,200      0      344,700
ORACLE CORP                     COM         68389X105  26,836   853,400  SH           SOLE       NO     318,900      0      534,500
ST JUDE MED INC                 COM         790849103  16,712   425,000  SH           SOLE       NO     159,700      0      265,300
STATE STR CORP                  COM         857477103  15,546   270,050  SH           SOLE       NO     115,850      0      154,200
TOTAL SYS SVCS INC              COM         891906109  21,865   907,800  SH           SOLE       NO     331,300      0      576,500
UNITEDHEALTH
GROUP INC                       COM         91324P102  41,653   746,634  SH           SOLE       NO     329,334      0      417,300
WELLS FARGO & CO
NEW                             COM         949746101  23,800   661,700  SH           SOLE       NO     249,500      0      412,200
WESTERN UN CO                   COM         959802109  30,048  2,055,365 SH           SOLE       NO     758,765      0     1,296,600
AVIVA PLC                       ADR         05382A104  1,632    178,968  SH           SOLE       NO     178,968      0         0
                             SPONSORED
AXA                             ADR         054536107  1,216    70,502   SH           SOLE       NO     70,502       0         0
BARCLAYS PLC                    ADR         06738E204  1,972    111,043  SH           SOLE       NO     111,043      0         0
BRITISH AMERN TOB            SPONSORED
PLC                             ADR         110448107  3,951    36,905   SH           SOLE       NO     36,905       0         0
                             SPONSORED
CNOOC LTD                       ADR         126132109  1,858     9,701   SH           SOLE       NO      9,701       0         0
                             SPON ADR
HSBC HOLDINGS PLC               NEW         404280406  3,430    64,298   SH           SOLE       NO     64,298       0         0
IMPERIAL OIL LTD              COM NEW       453038408  1,224    29,957   SH           SOLE       NO     29,957       0         0
LLOYDS BANKING               SPONSORED
GROUP PLC                       ADR         539439109   836     278,695  SH           SOLE       NO     278,695      0         0
                             SPONSORED
NOVARTIS A G                    ADR         66987V109  3,454    48,484   SH           SOLE       NO     48,484       0         0
                             SPONS ADR
REED ELSEVIER N V               NEW         758204200  4,978    146,466  SH           SOLE       NO     146,466      0         0
                             SPONSORED
RIO TINTO PLC                   ADR         767204100  1,733    36,816   SH           SOLE       NO     36,816       0         0
ROYAL DUTCH SHELL            SPONS ADR
PLC                              A          780259206  2,624    40,275   SH           SOLE       NO     40,275       0         0
                             SPONSORED
RYANAIR HLDGS PLC               ADR         783513104 174,188  4,169,167 SH           SOLE       NO    2,935,188     0     1,233,979
                             SPONSORED
SANOFI                          ADR         80105N105  3,940    77,131   SH           SOLE       NO     77,131       0         0
SAP AG                        SPON ADR      803054204  1,672    20,761   SH           SOLE       NO     20,761       0         0
                             SPONSORED
SIEMENS A G                     ADR         826197501  3,425    31,774   SH           SOLE       NO     31,774       0         0
                             SPONSORED
TOTAL S A                       ADR         89151E109  2,841    59,219   SH           SOLE       NO     59,219       0         0
TOYOTA MOTOR                  SP ADR
CORP                          REP2COM       892331307  4,012    39,091   SH           SOLE       NO     39,091       0         0
UBS AG                        SHS NEW       H89231338  2,740    178,049  SH           SOLE       NO     178,049      0         0
VODAFONE GROUP                SPON ADR
PLC NEW                         NEW         92857W209  2,774    97,674   SH           SOLE       NO     97,674       0         0
ADVANCED
SEMICONDUCTOR                SPONSORED
ENGR                            ADR         00756M404   185     44,896   SH           SOLE       NO        0         0      44,896
AU OPTRONICS                 SPONSORED
CORP                            ADR         002255107   362     84,112   SH           SOLE       NO        0         0      84,112
CHINA MOBILE                 SPONSORED
LIMITED                         ADR         16941M109  9,638    181,400  SH           SOLE       NO     89,100       0      92,300
CHINA PETE & CHEM            SPON ADR H
CORP                            SHS         16941R108  9,948    85,085   SH           SOLE       NO     57,600       0      27,485
CHINA YUCHAI INTL
LTD                             COM         G21082105  1,971    123,269  SH           SOLE       NO     68,700       0      54,569
CHUNGHWA                      SPON ADR
TELECOM CO LTD                  NEW11       17133Q502   231      7,423   SH           SOLE       NO        0         0       7,423
COMPANHIA DE                 SPONSORED
BEBIDAS DAS AME                 ADR         20441W203  2,862    67,600   SH           SOLE       NO     67,600       0         0
COMPANHIA DE                 SPONSORED
SANEAMENTO BASI                 ADR         20441A102  5,392    112,974  SH           SOLE       NO     76,600       0      36,374
FOMENTO
ECONOMICO                    SPON ADR
MEXICANO S                     UNITS        344419106  6,273    55,267   SH           SOLE       NO     39,700       0      15,567
GIANT INTERACTIVE
GROUP INC                       ADR         374511103   409     62,900   SH           SOLE       NO     62,900       0         0
                             ADR REPS 3
HDFC BANK LTD                   SHS         40415F101   169      4,516   SH           SOLE       NO        0         0       4,516
ICICI BK LTD                    ADR         45104G104   189      4,400   SH           SOLE       NO        0         0       4,400
                             SPONSORED
INFOSYS LTD                     ADR         456788108   113      2,095   SH           SOLE       NO        0         0       2,095
                             SPONS ADR
LG DISPLAY CO LTD               REP         50186V102  1,560    106,900  SH           SOLE       NO     106,900      0         0
KOREA ELECTRIC               SPONSORED
PWR                             ADR         500631106  1,516    111,570  SH           SOLE       NO     111,570      0         0
                             SPONSORED
KT CORP                         ADR         48268K101  6,182    393,519  SH           SOLE       NO     252,200      0      141,319
                             SPONSORED
PETROCHINA CO LTD               ADR         71646E100  2,492    18,907   SH           SOLE       NO     12,400       0       6,507
PETROLEO
BRASILEIRO SA                SP ADR NON
PETRO                           VTG         71654V101  6,291    346,600  SH           SOLE       NO     167,000      0      179,600
SILICONWARE                   SPONSD
PRECISION INDS L              ADR SPL       827084864   428     73,469   SH           SOLE       NO        0         0      73,469
                             SPONSORED
SK TELECOM LTD                  ADR         78440P108  6,254    349,974  SH           SOLE       NO     227,400      0      122,574
STERLITE INDS INDIA
LTD                             ADS         859737207  1,162    637,300  SH           SOLE       NO     625,307      0      11,993
TAIWAN
SEMICONDUCTOR                SPONSORED
MFG LTD                         ADR         874039100  13,657   794,491  SH           SOLE       NO     517,200      0      277,291
                             SPONSORED
TATA MTRS LTD                   ADR         876568502  2,077    85,103   SH           SOLE       NO     28,600       0      56,503
UNITED
MICROELECTRONICS             SPON ADR
CORP                            NEW         910873405   159     88,249   SH           SOLE       NO        0         0      88,249
                                ADR
VALE S A                     REPSTG PFD     91912E204  10,210   617,640  SH           SOLE       NO     400,500      0      217,140
                               INDIA
WISDOMTREE TRUST              ERNGS FD      97717W422  17,415   969,100  SH           SOLE       NO     399,100      0      570,000
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